DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

December 2, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS ESG Global Bond Fund, DWS ESG International Core Equity Fund and DWS International Growth Fund (“Funds”), each a series of Deutsche DWS Global/International Fund, Inc. (“Corporation”) (Reg. Nos. 033-05724; 811-04670)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 179 to the Corporation’s Registration Statement on Form N-1A (“Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on November 25, 2020.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Vice President

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.